PRUDENTIAL’S GIBRALTAR FUND, INC.

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

March 10, 2009

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Prudential’s Gibraltar Fund, Inc.

Registration Numbers: 002-32685 and 811-01660

Dear Sir or Madam:

          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on March 9, 2009.

If you have any questions concerning this filing, please contact the undersigned at 973-802-6469.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary